Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy for Assets Measured at Fair Value on Recurring Basis
The following table presents the Plan’s fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2025.

Financial Assets	Total	Level 1	Level 2	Level 3
(in thousands)
Mutual funds	$331,208	$331,208	$—	$—
Money market funds	136,326	136,326	—	—
Collective investment trusts	1,860,713	—	1,860,713	—
Assurant, Inc. common stock	50,145	50,145	—	—
Total financial assets	$2,378,392	$517,679	$1,860,713	$—
The following table presents the Plan’s fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2024.

Financial Assets	Total	Level 1	Level 2	Level 3
(in thousands)
Mutual funds	$382,113	$382,113	$—	$—
Money market funds	137,506	137,506	—	—
Collective investment trusts	1,555,759	—	1,555,759	—
Assurant, Inc. common stock	47,222	47,222	—	—
Total financial assets	$2,122,600	$566,841	$1,555,759	$—